Condensed Consolidated Interim Balance Sheets (unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents (including restricted cash)	$ 6,064	$ 14,754
Accounts receivable (note 6)	16,580	18,738
Inventories (note 7)	2,856	6,668
Prepaid expenses	800	1,328
Current assets held for sale (note 5)	201,719	128,398
Total current assets	228,019	169,886
Long-term investments (note 8)	37,122	36,866
Property, plant and equipment (note 9)	4,444	3,120
Operating lease right-of-use assets	1,942	823
Other long-term assets	527	1,431
Non-current assets held for sale (note 5)	0	79,495
Total assets	272,054	291,621
Current liabilities:
Accounts payable and accrued liabilities (note 10)	17,594	19,435
Current portion of operating lease liabilities (note 11)	633	288
Current portion of long-term debt (note 12)	3,905	3,905
Current portion of warranty liability	1,155	1,152
Current liabilities held for sale (note 5)	136,177	84,488
Total current liabilities	159,464	109,268
Long-term operating lease liabilities (note 11)	1,332	548
Long-term debt (note 12)	977	2,932
Other long-term liabilities	1,389	1,388
Long-term liabilities held for sale (note 5)	0	40,460
Total liabilities	163,162	154,596
Share capital (note 13):
Unlimited common and preferred shares, no par value 17,351,005 (2024 - 17,282,934) common shares issued and outstanding	1,246,643	1,245,805
Other equity instruments	9,027	9,472
Additional paid in capital	11,516	11,516
Accumulated deficit	(1,133,070)	(1,096,275)
Accumulated other comprehensive loss	(25,224)	(33,493)
Total shareholders' equity	108,892	137,025
Total liabilities and shareholders' equity	272,054	291,621
Commitments and contingencies (note 15)